Consolidated Statements of Cash Flow - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operations:
Net loss	$ (177,386)	$ (120,138)
Adjustments for:
Long-term compensation plans	31,952	17,769
Depreciation and amortization	282,326	316,322
Gain on asset disposals	(8,516)	(11,931)
Foreign exchange	1,733	4,808
Finance charges	91,431	107,468
Other	(972)	(2,392)
Loss (gain) on redemption and repurchase of unsecured senior notes	9,520	(43,814)
Income taxes paid	(5,999)	(6,468)
Income taxes recovered	48	1,385
Income taxes	(5,396)	10,954
Loss on investments and other assets	400	0
Interest paid	(67,258)	(103,851)
Interest received	360	615
Funds provided by operations	152,243	170,727
Changes in non-cash working capital balances	(13,018)	55,391
Cash provided by operations	139,225	226,118
Investments:
Purchase of property, plant and equipment	(75,941)	(61,535)
Purchase of intangibles	0	(57)
Proceeds on sale of property, plant and equipment	13,086	21,094
Purchase of investments and other assets	(3,500)	0
Changes in non-cash working capital balances	9,742	(19)
Cash used in investing activities	(56,613)	(40,517)
Financing:
Issuance of long-term debt	696,341	151,066
Repayment of long-term debt	(824,871)	(278,112)
Repurchase of share capital	(4,294)	(11,317)
Debt amendment fees	(913)	(690)
Debt issue costs	(9,450)	(354)
Lease payments	(6,726)	(6,217)
Cash used in financing activities	(149,913)	(145,624)
Effect of exchange rate changes on cash and cash equivalents	(883)	(5,906)
Increase (decrease) in cash and cash equivalents	(68,184)	34,071
Cash and cash equivalents, beginning of year	108,772	74,701
Cash and cash equivalents, end of year	$ 40,588	$ 108,772